Other Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2016
Other Non-current Assets
Advances for vessels additions	$ 14,851	$ 5,420
Other assets	30,669	25,058
Total	73,931	59,369
ZIM notes
Other Non-current Assets
Available for sale securities	19,733	21,044
HMM notes
Other Non-current Assets
Available for sale securities	$ 8,678	$ 7,847
Equity participation | ZIM
Other Non-current Assets
Equity participation ZIM			$ 0